COMPREHENSIVE LOSS (Narrative) (Details) (USD $)	12 Months Ended		142 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Unrealized holding gains/losses	$ (7,413)	$ 39,674
Income tax benefit	2,596	(13,887)
Unrealized (loss) gain on investments, net of tax	$ (4,817)	$ 25,787	$ 20,356